Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,417,168.11

Principal:
Principal Collections	$16,303,422.91
Prepayments in Full	$8,881,015.23
Liquidation Proceeds	$253,080.06
Recoveries	$31,927.48
Sub Total	$25,469,445.68
Collections	$26,886,613.79

Purchase Amounts:
Purchase Amounts Related to Principal	$245,544.00
Purchase Amounts Related to Interest	$1,209.24
Sub Total	$246,753.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,133,367.03

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,133,367.03
Servicing Fee	$370,726.11	$370,726.11	$0.00	$0.00	$26,762,640.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,762,640.92
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,762,640.92
Interest - Class A-3 Notes	$160,082.65	$160,082.65	$0.00	$0.00	$26,602,558.27
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$26,481,337.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,481,337.60
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$26,413,454.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,413,454.93
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$26,362,153.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,362,153.68
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$26,300,329.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,300,329.10
Regular Principal Payment	$24,811,480.98	$24,811,480.98	$0.00	$0.00	$1,488,848.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,488,848.12
Residual Released to Depositor	$0.00	$1,488,848.12	$0.00	$0.00	$0.00
Total		$27,133,367.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,811,480.98
Total					$24,811,480.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,811,480.98	$53.42	$160,082.65	$0.34	$24,971,563.63	$53.76
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$24,811,480.98	$15.41	$462,311.82	$0.29	$25,273,792.80	$15.70

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$213,443,527.54	0.4595124	$188,632,046.56	0.4060970
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$426,383,527.54	0.2647950	$401,572,046.56	0.2493865

Pool Information
Weighted Average APR	3.744%	3.747%
Weighted Average Remaining Term	32.16	31.41
Number of Receivables Outstanding	35,108	33,836
Pool Balance	$444,871,333.37	$418,897,172.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$426,383,527.54	$401,572,046.56
Pool Factor	0.2699173	0.2541579

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$17,325,126.05
Targeted Overcollateralization Amount	$17,325,126.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,325,126.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		147	$291,041.12
(Recoveries)		107	$31,927.48
Net Loss for Current Collection Period			$259,113.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6989%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2105%
Second Prior Collection Period			0.8237%
Prior Collection Period			0.7114%
Current Collection Period			0.7200%
Four Month Average (Current and Prior Three Collection Periods)			0.6164%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,822	$8,828,947.51
(Cumulative Recoveries)			$1,216,711.57
Cumulative Net Loss for All Collection Periods			$7,612,235.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4619%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,830.97
Average Net Loss for Receivables that have experienced a Realized Loss			$1,578.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.88%	505	$7,893,165.87
61-90 Days Delinquent	0.23%	56	$964,055.23
91-120 Days Delinquent	0.05%	9	$217,675.77
Over 120 Days Delinquent	0.20%	47	$817,533.63
Total Delinquent Receivables	2.36%	617	$9,892,430.50

Repossession Inventory:
Repossessed in the Current Collection Period		18	$283,764.18
Total Repossessed Inventory		33	$605,890.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2959%
Prior Collection Period			0.3162%
Current Collection Period			0.3310%
Three Month Average			0.3144%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer